COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 - COMMITMENTS AND CONTINGENCIES

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OPERATING LEASE

The Company leases office space in Broomfield  Colorado  under a  non-cancelable operating lease that allows either party the option to terminate the lease. Rent expense  for the three  months  ended  March 31,  2014 and 2013 was  $16,576 and

$22,781,  respectively.  The  following  table  summarizes  the  future  minimum payments under this non-cancelable lease at March 31, 2014:

                  2014              $   49,728

                  2015              $   38,677

                  2016              $        -

                  2017              $        -

                  2018              $        -

                                      ---------

                                    $   88,405

CONSULTING AGREEMENTS

Effective  November 1, 2013, the Company  entered into a twelve month  agreement with a  consultant  to perform  services at the rate of $200,000  per year under certain terms and conditions that includes the granting of  non-qualified  stock options in exchange for cash of $50,000 to acquire up to 1,000,000 shares of the

Company's  common  stock at an option  price of $.010 per share over a five year period from the effective date of the grant.  The options vest over a three year period from the  effective  date of the grant.  The Company  entered into a four year  agreement  effective  September 1, 2012 and amended March 1, 2013 with its interim Chief Executive Officer to perform services at the base rate of $180,000 per year under certain terms and conditions.

EMPLOYMENT AGREEMENTS

The Company entered into a two year employment  agreement effective September 1,

2012 and amended in February 2013 with its Executive  Vice  President of Finance that includes  compensation  of a base salary of $192,000 per year under certain terms and conditions.  This agreement was terminated during the first quarter of

2014 as part of a settlement agreement described in Note 12.

The Company  entered into a three year employment  agreement  effective March 1,

2013 and amended March 1, 2014 with its President  and Chief  Operating  Officer that includes  compensation  of a base salary of $250,000 per year under certain terms and conditions including  non-qualified stock options as described in Note

11.

NOTE 15 - COMMITMENTS AND CONTINGENCIES

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OPERATING LEASE

The Company leases office space in Broomfield  Colorado  under a  non-cancelable operating lease that allows either party the option to terminate the lease. Rent expense for the year ended  December  31, 2013 and for the period March 28, 2012

(inception) through December 31, 2012 was $75,020 and $46,254, respectively. The following table summarizes the future minimum payments under this non-cancelable lease at December 31, 2013:

                  2014              $   91,738

                  2015              $   54,416

                  2016              $        -

                  2017              $        -

                  2018              $        -

                                      --------

                                    $  146,154

CONSULTING AGREEMENTS

Effective  November 1, 2013, the Company  entered into a twelve month  agreement with a  consultant  to perform  services at the rate of $200,000  per year under certain terms and conditions that includes the granting of  non-qualified  stock options in exchange for cash of $50,000 to acquire up to 1,000,000 shares of the

Company's  common  stock at an option  price of $.010 per share over a five year period from the effective date of the grant.  The options vest over a three year period from the effective date of the grant.

The Company entered into a four year agreement  effective  September 1, 2012 and amended  March 1, 2013 with its  interim  Chief  Executive  Officer  to  perform services  at the  base  rate of  $180,000  per  year  under  certain  terms  and conditions.

EMPLOYMENT AGREEMENTS

The Company entered into a two year employment  agreement effective September 1,

2012 and amended in February 2013 with its Executive  Vice  President of Finance that includes  compensation  of a base salary of $192,000 per year under certain terms and conditions. This agreement was terminated in January 2014 for cause.

The Company  entered into a three year employment  agreement  effective March 1,

2013 with its President and Chief Operating  Officer that includes  compensation of a base  salary of  $210,000  per year  under  certain  terms  and  conditions including non-qualified stock options as described in Note 12.